Other Liabilities	12 Months Ended
Dec. 31, 2018
Other liabilities
Other Liabilities

24. Other liabilities

The breakdown of Other liabilities is as follows:

	12/31/2017	12/31/2018

Sundry creditors	3,493	6,788
Cash balances undrawn	5,167	3,894
Cash-settled share-based payments	784	—
Accrued personnel obligations	2,211	3,735
Other obligations	1,735	2,337
Credit and debit card operation balances	1,690	2,101
	15,080	18,855